Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	84 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000051090_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement Income Fund℠
C000051090_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000051090_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,237
C000051090_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,747
C000051090_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,030
C000051090_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,586
C000051090_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,411
C000051090_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,340
C000051090_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,316
C000051090_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,361
C000051090_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,240
C000051090_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,031
C000051090_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement Income Composite Index℠
C000051090_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051090_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,354
C000051090_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,759
C000051090_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,092
C000051090_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,779
C000051090_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,751
C000051090_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,528
C000051090_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,626
C000051090_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,710
C000051090_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,650
C000051090_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,485
C000051090_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051090_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051090_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051090_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051090_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051090_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051090_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051090_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051090_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051090_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051090_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051090_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000212302_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212302_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212302_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,720
C000212302_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,544
C000212302_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,680
C000212302_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,741
C000212302_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,526
C000212302_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,240
C000212302_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement Income Composite Index℠
C000212302_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212302_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,800
C000212302_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,459
C000212302_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,695
C000212302_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,766
C000212302_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,561
C000212302_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,269
C000212302_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212302_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212302_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212302_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212302_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212302_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212302_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212302_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000212301_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212301_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212301_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,709
C000212301_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,522
C000212301_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,648
C000212301_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,698
C000212301_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,469
C000212301_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,168
C000212301_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement Income Composite Index℠
C000212301_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212301_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,800
C000212301_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,459
C000212301_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,695
C000212301_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,766
C000212301_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,561
C000212301_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,269
C000212301_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212301_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212301_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212301_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212301_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212301_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212301_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212301_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000051094_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000051094_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051094_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,237
C000051094_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,750
C000051094_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,031
C000051094_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,587
C000051094_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,414
C000051094_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,342
C000051094_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,319
C000051094_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,365
C000051094_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,241
C000051094_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,035
C000051094_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement Income Composite Index℠
C000051094_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051094_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,354
C000051094_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,759
C000051094_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,092
C000051094_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,779
C000051094_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,751
C000051094_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,528
C000051094_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,626
C000051094_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,710
C000051094_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,650
C000051094_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,485
C000051094_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051094_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051094_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051094_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051094_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051094_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051094_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051094_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051094_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051094_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051094_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051094_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000051091_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000051091_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000051091_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,625
C000051091_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,080
C000051091_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,318
C000051091_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,811
C000051091_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,554
C000051091_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,386
C000051091_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,408
C000051091_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,423
C000051091_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,202
C000051091_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,899
C000051091_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement Income Composite Index℠
C000051091_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051091_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,354
C000051091_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,759
C000051091_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,092
C000051091_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,779
C000051091_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,751
C000051091_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,528
C000051091_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,626
C000051091_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,710
C000051091_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,650
C000051091_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,485
C000051091_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051091_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051091_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051091_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051091_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051091_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051091_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051091_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051091_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051091_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051091_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051091_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000240063_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Managed Retirement 2035 Fund℠
C000240063_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240063_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,802
C000240063_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,937
C000240063_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,976
C000240063_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Managed Retirement 2035 Composite Index℠
C000240063_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240063_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000240063_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,909
C000240063_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,977
C000240063_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000240063_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240063_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000240063_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,470
C000240063_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,824
C000240060_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000240060_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240060_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,819
C000240060_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,980
C000240060_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,045
C000240060_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Managed Retirement 2035 Composite Index℠
C000240060_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240060_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000240060_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,909
C000240060_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,977
C000240060_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000240060_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240060_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000240060_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,470
C000240060_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,824
C000240062_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000240062_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240062_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,812
C000240062_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,956
C000240062_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,005
C000240062_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Managed Retirement 2035 Composite Index℠
C000240062_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240062_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000240062_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,909
C000240062_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,977
C000240062_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000240062_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240062_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000240062_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,470
C000240062_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,824
C000240064_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000240064_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240064_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,807
C000240064_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,947
C000240064_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,970
C000240064_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Managed Retirement 2035 Composite Index℠
C000240064_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240064_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000240064_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,909
C000240064_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,977
C000240064_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000240064_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240064_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000240064_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,470
C000240064_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,824
C000240065_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000240065_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000240065_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,165
C000240065_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,213
C000240065_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,146
C000240065_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Managed Retirement 2035 Composite Index℠
C000240065_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240065_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000240065_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,909
C000240065_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,977
C000240065_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000240065_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000240065_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000240065_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,470
C000240065_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,824
C000213722_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2030 Fund℠
C000213722_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213722_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,966
C000213722_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,111
C000213722_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,749
C000213722_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,185
C000213722_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,392
C000213722_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,499
C000213722_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2030 Composite Index℠
C000213722_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213722_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,008
C000213722_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,899
C000213722_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,710
C000213722_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,137
C000213722_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,343
C000213722_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,482
C000213722_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000213722_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213722_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,766
C000213722_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,690
C000213722_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,716
C000213722_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000213722_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,868
C000213722_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,201
C000213720_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000213720_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213720_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,995
C000213720_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,165
C000213720_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000213720_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,284
C000213720_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,518
C000213720_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,664
C000213720_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2030 Composite Index℠
C000213720_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213720_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,008
C000213720_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,899
C000213720_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,710
C000213720_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,137
C000213720_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,343
C000213720_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,482
C000213720_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000213720_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213720_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,766
C000213720_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,690
C000213720_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,716
C000213720_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000213720_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,868
C000213720_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,201
C000213718_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000213718_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213718_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,977
C000213718_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,138
C000213718_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,785
C000213718_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,235
C000213718_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,460
C000213718_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,582
C000213718_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2030 Composite Index℠
C000213718_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213718_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,008
C000213718_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,899
C000213718_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,710
C000213718_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,137
C000213718_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,343
C000213718_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,482
C000213718_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000213718_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213718_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,766
C000213718_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,690
C000213718_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,716
C000213718_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000213718_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,868
C000213718_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,201
C000213723_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000213723_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213723_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,967
C000213723_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,119
C000213723_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,746
C000213723_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,181
C000213723_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,386
C000213723_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,493
C000213723_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2030 Composite Index℠
C000213723_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213723_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,008
C000213723_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,899
C000213723_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,710
C000213723_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,137
C000213723_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,343
C000213723_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,482
C000213723_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000213723_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213723_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,766
C000213723_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,690
C000213723_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,716
C000213723_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000213723_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,868
C000213723_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,201
C000213721_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000213721_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000213721_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,316
C000213721_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,305
C000213721_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,994
C000213721_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,374
C000213721_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,464
C000213721_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,454
C000213721_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2030 Composite Index℠
C000213721_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213721_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,008
C000213721_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,899
C000213721_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,710
C000213721_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,137
C000213721_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,343
C000213721_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,482
C000213721_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000213721_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000213721_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,766
C000213721_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,690
C000213721_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,716
C000213721_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000213721_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,868
C000213721_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,201
C000055922_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2025 Fund℠
C000055922_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055922_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,129
C000055922_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,256
C000055922_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,933
C000055922_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,423
C000055922_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,455
C000055922_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,849
C000055922_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,259
C000055922_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,700
C000055922_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,079
C000055922_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,328
C000055922_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2025 Composite Index℠
C000055922_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055922_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,350
C000055922_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,322
C000055922_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,095
C000055922_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,839
C000055922_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,991
C000055922_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,167
C000055922_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,740
C000055922_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,192
C000055922_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,626
C000055922_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,960
C000055922_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000055922_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055922_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000055922_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000055922_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000055922_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000055922_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000055922_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000055922_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000055922_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000055922_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000055922_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000212309_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212309_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212309_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,873
C000212309_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,833
C000212309_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,568
C000212309_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,950
C000212309_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,096
C000212309_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,141
C000212309_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2025 Composite Index℠
C000212309_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212309_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,908
C000212309_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,605
C000212309_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,491
C000212309_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,844
C000212309_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,962
C000212309_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,002
C000212309_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212309_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212309_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212309_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212309_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212309_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212309_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212309_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000212310_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212310_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212310_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,863
C000212310_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,808
C000212310_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,534
C000212310_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,904
C000212310_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,033
C000212310_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,058
C000212310_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2025 Composite Index℠
C000212310_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212310_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,908
C000212310_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,605
C000212310_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,491
C000212310_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,844
C000212310_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,962
C000212310_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,002
C000212310_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212310_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212310_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212310_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212310_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212310_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212310_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212310_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000055926_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000055926_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055926_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,127
C000055926_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,255
C000055926_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,933
C000055926_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,426
C000055926_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,456
C000055926_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,849
C000055926_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,261
C000055926_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,703
C000055926_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,079
C000055926_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,328
C000055926_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2025 Composite Index℠
C000055926_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055926_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,350
C000055926_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,322
C000055926_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,095
C000055926_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,839
C000055926_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,991
C000055926_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,167
C000055926_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,740
C000055926_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,192
C000055926_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,626
C000055926_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,960
C000055926_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000055926_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055926_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000055926_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000055926_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000055926_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000055926_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000055926_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000055926_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000055926_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000055926_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000055926_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000055923_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000055923_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000055923_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,523
C000055923_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,556
C000055923_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,162
C000055923_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,594
C000055923_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,523
C000055923_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,714
C000055923_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,207
C000055923_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,582
C000055923_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,817
C000055923_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,928
C000055923_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2025 Composite Index℠
C000055923_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055923_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,350
C000055923_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,322
C000055923_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,095
C000055923_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,839
C000055923_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,991
C000055923_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,167
C000055923_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,740
C000055923_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,192
C000055923_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,626
C000055923_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,960
C000055923_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000055923_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055923_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000055923_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000055923_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000055923_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000055923_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000055923_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000055923_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000055923_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000055923_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000055923_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000055912_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2020 Fund℠
C000055912_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055912_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,152
C000055912_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,214
C000055912_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,838
C000055912_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,344
C000055912_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,337
C000055912_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,396
C000055912_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,949
C000055912_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,269
C000055912_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,506
C000055912_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,620
C000055912_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2020 Composite Index℠
C000055912_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055912_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,362
C000055912_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,271
C000055912_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,982
C000055912_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,718
C000055912_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,840
C000055912_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,695
C000055912_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,400
C000055912_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,740
C000055912_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,037
C000055912_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,224
C000055912_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000055912_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055912_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000055912_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000055912_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000055912_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000055912_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000055912_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000055912_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000055912_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000055912_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000055912_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000212307_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212307_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212307_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,842
C000212307_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,539
C000212307_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,384
C000212307_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,669
C000212307_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,705
C000212307_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,644
C000212307_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2020 Composite Index℠
C000212307_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212307_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,886
C000212307_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,346
C000212307_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,327
C000212307_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,594
C000212307_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,615
C000212307_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,549
C000212307_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212307_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212307_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212307_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212307_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212307_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212307_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212307_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000212308_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212308_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212308_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,831
C000212308_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,514
C000212308_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,349
C000212308_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,622
C000212308_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,642
C000212308_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,563
C000212308_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2020 Composite Index℠
C000212308_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212308_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,886
C000212308_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,346
C000212308_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,327
C000212308_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,594
C000212308_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,615
C000212308_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,549
C000212308_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212308_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212308_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212308_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212308_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212308_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212308_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212308_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000055916_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000055916_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055916_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,152
C000055916_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,213
C000055916_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,838
C000055916_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,344
C000055916_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,337
C000055916_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,396
C000055916_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,949
C000055916_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,270
C000055916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,504
C000055916_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,618
C000055916_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2020 Composite Index℠
C000055916_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055916_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,362
C000055916_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,271
C000055916_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,982
C000055916_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,718
C000055916_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,840
C000055916_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,695
C000055916_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,400
C000055916_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,740
C000055916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,037
C000055916_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,224
C000055916_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000055916_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055916_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000055916_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000055916_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000055916_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000055916_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000055916_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000055916_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000055916_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000055916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000055916_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000055913_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000055913_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000055913_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,545
C000055913_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,517
C000055913_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,074
C000055913_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,519
C000055913_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,413
C000055913_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,294
C000055913_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,920
C000055913_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,182
C000055913_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,288
C000055913_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,276
C000055913_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2020 Composite Index℠
C000055913_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055913_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,362
C000055913_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,271
C000055913_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,982
C000055913_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,718
C000055913_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,840
C000055913_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,695
C000055913_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,400
C000055913_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,740
C000055913_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,037
C000055913_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,224
C000055913_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000055913_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000055913_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000055913_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000055913_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000055913_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000055913_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000055913_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000055913_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000055913_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000055913_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000055913_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000051070_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2015 Fund℠
C000051070_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051070_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,173
C000051070_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,161
C000051070_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,688
C000051070_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,215
C000051070_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,171
C000051070_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,830
C000051070_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,534
C000051070_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,736
C000051070_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,833
C000051070_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,811
C000051070_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2015 Composite Index℠
C000051070_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051070_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,374
C000051070_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,212
C000051070_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,816
C000051070_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,543
C000051070_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,627
C000051070_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,101
C000051070_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,947
C000051070_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,178
C000051070_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,336
C000051070_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,375
C000051070_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051070_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051070_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051070_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051070_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051070_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051070_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051070_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051070_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051070_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051070_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051070_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000212299_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212299_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212299_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,809
C000212299_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,195
C000212299_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,153
C000212299_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,343
C000212299_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,271
C000212299_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,107
C000212299_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2015 Composite Index℠
C000212299_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212299_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,859
C000212299_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,034
C000212299_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,114
C000212299_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,298
C000212299_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,221
C000212299_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,048
C000212299_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212299_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212299_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212299_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212299_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212299_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212299_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212299_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000212300_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212300_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212300_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,798
C000212300_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,170
C000212300_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,119
C000212300_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,296
C000212300_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,209
C000212300_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,028
C000212300_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2015 Composite Index℠
C000212300_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212300_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,859
C000212300_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,034
C000212300_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,114
C000212300_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,298
C000212300_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,221
C000212300_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,048
C000212300_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212300_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212300_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212300_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212300_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212300_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212300_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212300_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000051074_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000051074_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051074_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,173
C000051074_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,162
C000051074_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,691
C000051074_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,217
C000051074_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,171
C000051074_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,829
C000051074_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,536
C000051074_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,737
C000051074_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,832
C000051074_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,815
C000051074_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2015 Composite Index℠
C000051074_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051074_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,374
C000051074_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,212
C000051074_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,816
C000051074_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,543
C000051074_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,627
C000051074_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,101
C000051074_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,947
C000051074_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,178
C000051074_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,336
C000051074_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,375
C000051074_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051074_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051074_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051074_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051074_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051074_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051074_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051074_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051074_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051074_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051074_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051074_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000051071_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000051071_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000051071_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,564
C000051071_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,468
C000051071_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,935
C000051071_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000051071_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,260
C000051071_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,769
C000051071_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,535
C000051071_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,692
C000051071_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,670
C000051071_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,537
C000051071_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2015 Composite Index℠
C000051071_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051071_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,374
C000051071_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,212
C000051071_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,816
C000051071_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,543
C000051071_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,627
C000051071_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,101
C000051071_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,947
C000051071_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,178
C000051071_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,336
C000051071_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,375
C000051071_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051071_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051071_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051071_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051071_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051071_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051071_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051071_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051071_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051071_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051071_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051071_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000051110_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2010 Fund℠
C000051110_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051110_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,193
C000051110_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,087
C000051110_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,516
C000051110_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,061
C000051110_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,960
C000051110_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,222
C000051110_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,072
C000051110_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,163
C000051110_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,116
C000051110_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,965
C000051110_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2010 Composite Index℠
C000051110_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051110_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,382
C000051110_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,130
C000051110_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,623
C000051110_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,340
C000051110_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,380
C000051110_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,473
C000051110_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,454
C000051110_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,581
C000051110_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,602
C000051110_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,500
C000051110_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051110_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051110_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051110_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051110_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051110_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051110_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051110_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051110_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051110_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051110_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051110_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000212305_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212305_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212305_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,764
C000212305_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,833
C000212305_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,899
C000212305_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,997
C000212305_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,818
C000212305_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,552
C000212305_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2010 Composite Index℠
C000212305_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212305_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,829
C000212305_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,713
C000212305_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,888
C000212305_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,991
C000212305_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,818
C000212305_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000212305_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212305_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212305_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212305_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212305_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212305_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212305_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212305_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000212306_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212306_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212306_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,752
C000212306_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,809
C000212306_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,866
C000212306_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,953
C000212306_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,759
C000212306_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,477
C000212306_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Managed Retirement 2010 Composite Index℠
C000212306_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212306_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,829
C000212306_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,713
C000212306_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,888
C000212306_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,991
C000212306_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,818
C000212306_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000212306_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000212306_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212306_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,941
C000212306_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,864
C000212306_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,874
C000212306_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,541
C000212306_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,028
C000212306_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,367
C000051114_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000051114_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051114_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,193
C000051114_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,088
C000051114_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,516
C000051114_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,061
C000051114_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,963
C000051114_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,222
C000051114_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,073
C000051114_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,163
C000051114_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,118
C000051114_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,964
C000051114_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2010 Composite Index℠
C000051114_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051114_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,382
C000051114_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,130
C000051114_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,623
C000051114_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,340
C000051114_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,380
C000051114_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,473
C000051114_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,454
C000051114_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,581
C000051114_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,602
C000051114_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,500
C000051114_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051114_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051114_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051114_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051114_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051114_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051114_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051114_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051114_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051114_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051114_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051114_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000051111_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000051111_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000051111_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,582
C000051111_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,398
C000051111_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,772
C000051111_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,254
C000051111_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,063
C000051111_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,204
C000051111_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,106
C000051111_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,160
C000051111_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,009
C000051111_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,755
C000051111_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Managed Retirement 2010 Composite Index℠
C000051111_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051111_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,382
C000051111_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,130
C000051111_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,623
C000051111_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,340
C000051111_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,380
C000051111_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,473
C000051111_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,454
C000051111_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,581
C000051111_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,602
C000051111_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,500
C000051111_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000051111_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000051111_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000051111_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000051111_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000051111_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000051111_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000051111_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000051111_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000051111_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000051111_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000051111_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,790
C000019282_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® GNMA Fund
C000019282_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019282_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,326
C000019282_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,345
C000019282_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,272
C000019282_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,893
C000019282_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,405
C000019282_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,437
C000019282_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,728
C000019282_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,258
C000019282_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,789
C000019282_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,136
C000019282_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg GNMA Index
C000019282_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019282_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,361
C000019282_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,364
C000019282_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,329
C000019282_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,991
C000019282_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,516
C000019282_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,470
C000019282_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,824
C000019282_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,372
C000019282_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,856
C000019282_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,212
C000019282_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000019282_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019282_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,594
C000019282_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,539
C000019282_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,455
C000019282_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,299
C000019282_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,443
C000019282_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,356
C000019282_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,229
C000019282_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,851
C000019282_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,405
C000019282_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,790